Business Combinations - Summary of Business Acquisitions Transactions (Detail)	12 Months Ended
Dec. 31, 2025
Ericom [Member]
Disclosure Of Business Combinations [Line Items]
Company	Ericom
Description	An Israel based enterprise cloud security platform provider.
Transaction date	Apr. 01, 2023
Aduna [Member]
Disclosure Of Business Combinations [Line Items]
Company	Aduna
Description	A US based associated company that combines and sells aggregated network Application Programming Interfaces (APIs) globally.
Transaction date	Jul. 01, 2025